Quarterly Holdings Report
for
Fidelity Simplicity RMD 2020 Fund℠
April 30, 2024
RW40-NPRT3-0624
1.867274.116
Domestic Equity Funds - 25.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	37,109	422,303
Fidelity Series Blue Chip Growth Fund (a)	67,034	1,163,048
Fidelity Series Commodity Strategy Fund (a)	4,372	424,048
Fidelity Series Growth Company Fund (a)	100,616	2,166,259
Fidelity Series Intrinsic Opportunities Fund (a)	35,666	406,231
Fidelity Series Large Cap Stock Fund (a)	94,885	2,037,191
Fidelity Series Large Cap Value Index Fund (a)	41,665	638,720
Fidelity Series Opportunistic Insights Fund (a)	60,652	1,294,918
Fidelity Series Small Cap Core Fund (a)	5,084	56,283
Fidelity Series Small Cap Discovery Fund (a)	15,044	176,468
Fidelity Series Small Cap Opportunities Fund (a)	41,307	593,163
Fidelity Series Stock Selector Large Cap Value Fund (a)	106,127	1,425,285
Fidelity Series Value Discovery Fund (a)	84,051	1,280,090
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,776,061)		12,084,007

International Equity Funds - 23.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	47,333	704,794
Fidelity Series Emerging Markets Fund (a)	85,476	746,205
Fidelity Series Emerging Markets Opportunities Fund (a)	167,245	2,986,991
Fidelity Series International Growth Fund (a)	111,942	1,973,530
Fidelity Series International Small Cap Fund (a)	42,399	711,038
Fidelity Series International Value Fund (a)	161,657	1,988,382
Fidelity Series Overseas Fund (a)	146,646	1,978,249
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,556,408)		11,089,189

Bond Funds - 50.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	153,531	1,464,683
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	546,256	4,031,369
Fidelity Series Emerging Markets Debt Fund (a)	32,610	250,768
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	8,952	78,686
Fidelity Series Floating Rate High Income Fund (a)	5,335	48,120
Fidelity Series High Income Fund (a)	31,002	258,243
Fidelity Series International Credit Fund (a)	1,352	10,720
Fidelity Series International Developed Markets Bond Index Fund (a)	224,277	1,906,353
Fidelity Series Investment Grade Bond Fund (a)	1,394,205	13,481,966
Fidelity Series Long-Term Treasury Bond Index Fund (a)	454,885	2,406,342
Fidelity Series Real Estate Income Fund (a)	4,903	47,118
TOTAL BOND FUNDS (Cost $27,837,161)		23,984,368

Short-Term Funds - 0.4%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.4% (a)(b)	176,464	176,464
Fidelity Series Short-Term Credit Fund (a)	308	3,018
TOTAL SHORT-TERM FUNDS (Cost $179,445)		179,482

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $47,349,075)	47,337,046
NET OTHER ASSETS (LIABILITIES) - 0.0%	(22,151)
NET ASSETS - 100.0%	47,314,895

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,165,201	532,325	240,732	32,628	147	7,742	1,464,683
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4,656,207	567,598	900,430	142,652	(118,025)	(173,981)	4,031,369
Fidelity Series All-Sector Equity Fund	434,244	68,349	106,465	29,224	631	25,544	422,303
Fidelity Series Blue Chip Growth Fund	1,201,012	118,771	349,603	6,563	25,486	167,382	1,163,048
Fidelity Series Canada Fund	773,096	104,332	183,635	25,320	23,770	(12,769)	704,794
Fidelity Series Commodity Strategy Fund	397,323	152,772	103,257	15,485	(8,830)	(13,960)	424,048
Fidelity Series Emerging Markets Debt Fund	272,798	29,542	55,997	12,515	(8,311)	12,736	250,768
Fidelity Series Emerging Markets Debt Local Currency Fund	92,119	13,979	19,254	5,919	(1,546)	(6,612)	78,686
Fidelity Series Emerging Markets Fund	816,164	176,903	240,750	19,599	(22,586)	16,474	746,205
Fidelity Series Emerging Markets Opportunities Fund	3,432,574	630,419	1,020,627	90,472	(108,273)	52,898	2,986,991
Fidelity Series Floating Rate High Income Fund	52,711	10,384	15,121	3,739	176	(30)	48,120
Fidelity Series Government Money Market Fund 5.4%	1,333,176	307,747	1,464,459	25,431	-	-	176,464
Fidelity Series Growth Company Fund	2,236,693	320,217	662,334	65,302	25,166	246,517	2,166,259
Fidelity Series High Income Fund	283,321	35,633	62,272	13,205	(3,763)	5,324	258,243
Fidelity Series International Credit Fund	10,068	348	-	348	-	304	10,720
Fidelity Series International Developed Markets Bond Index Fund	2,077,665	318,246	481,565	66,290	(22,697)	14,704	1,906,353
Fidelity Series International Growth Fund	2,197,576	272,303	623,647	27,518	9,128	118,170	1,973,530
Fidelity Series International Small Cap Fund	607,567	265,143	195,151	26,913	(9,634)	43,113	711,038
Fidelity Series International Value Fund	2,211,035	249,291	620,039	68,521	47,986	100,109	1,988,382
Fidelity Series Intrinsic Opportunities Fund	446,486	130,710	126,746	92,972	(21,005)	(23,214)	406,231
Fidelity Series Investment Grade Bond Fund	15,174,171	2,100,042	3,420,228	459,951	(210,805)	(161,214)	13,481,966
Fidelity Series Large Cap Stock Fund	2,102,506	335,928	571,296	106,774	52,406	117,647	2,037,191
Fidelity Series Large Cap Value Index Fund	657,597	120,122	155,296	26,445	7,970	8,327	638,720
Fidelity Series Long-Term Treasury Bond Index Fund	2,622,826	1,143,765	1,110,205	66,417	(301,413)	51,369	2,406,342
Fidelity Series Opportunistic Insights Fund	1,332,855	115,585	387,214	12,970	4,060	229,632	1,294,918
Fidelity Series Overseas Fund	2,200,770	261,004	608,437	35,005	54,460	70,452	1,978,249
Fidelity Series Real Estate Income Fund	73,607	6,083	31,452	2,942	(3,230)	2,110	47,118
Fidelity Series Short-Term Credit Fund	66,864	8,852	73,771	1,121	(167)	1,240	3,018
Fidelity Series Small Cap Core Fund	4,588	53,952	1,392	61	107	(972)	56,283
Fidelity Series Small Cap Discovery Fund	191,883	34,669	54,036	5,091	2,852	1,100	176,468
Fidelity Series Small Cap Opportunities Fund	640,394	96,341	184,999	6,428	(1,935)	43,362	593,163
Fidelity Series Stock Selector Large Cap Value Fund	1,463,612	308,775	387,445	95,714	14,617	25,726	1,425,285
Fidelity Series Value Discovery Fund	1,311,726	293,320	319,305	65,879	3,916	(9,567)	1,280,090
	52,540,435	9,183,450	14,777,160	1,655,414	(569,342)	959,663	47,337,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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